Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated depreciation of fixed assets	$ 2,079,000	$ 2,036,713	$ 3,285,245
Accumulated amortization		$ (7,693,971)	$ (5,909,581)
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	71,426,401	71,931,693	36,828,371
Common stock, shares outstanding	71,426,401	71,931,693	36,828,371
Common stock, shares to be received	11,084,657	11,084,657	11,084,657
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Preferred stock, shares issued	4,828,530	4,828,530	4,828,530
Preferred stock, shares outstanding	4,828,530	4,828,530	4,828,530
Common stock, par value		$ 1.50
Trade Names [Member]
Accumulated amortization	$ 2,672,000	$ 2,585,000
Customer Relationships [Member]
Accumulated amortization	5,452,000	5,076,000
Other Intangibles [Member]
Accumulated amortization	$ 71,000	$ 33,000